Trade and other receivables and Prepayments	12 Months Ended
Feb. 28, 2021
Disclosure of trade and other receivables [text block] [Abstract]
TRADE AND OTHER RECEIVABLES AND PREPAYMENTS
11.	TRADE AND OTHER RECEIVABLES AND PREPAYMENTS

	2021	2020
	Figures in Rand thousands
Trade receivables	354,207	268,749
Expected credit loss provision	(101,066)	(51,657)
Total	253,141	217,092
Other receivables
Deposits	7,853	6,044
Sundry debtors	8,599	7,176
Value added tax	5,519	265
Total	21,971	13,485
Prepayments	49,058	21,170
	324,170	251,747

The Group recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. The determination of the expected credit loss provision is calculated on a basis specific to each customer grouping and jurisdiction in which the Group operates and requires the use of estimates. Additional information regarding credit risk applicable to trade receivables is disclosed in note 31.2.a. The Group has recognized a loss allowance of 100% against all receivables over 360 days (with the exception of Singapore, Portugal and Africa) based on historical experience that these receivables are generally not recoverable. In Africa, Singapore and Portugal, certain customers take longer to pay based on historical experience and these longer dated receivables are generally recovered thus not requiring a similar level of loss allowance. The method in providing for expected credit losses is consistent with prior years or pre pandemic conditions. With customers being afforded payment holidays and extended payment terms, the ageing profile of trade receivables has extended which in turn has resulted in the expected credit loss provision being increased.

The average credit period extended to customers is 30 days. No interest is charged on outstanding trade receivables.

Credit quality of trade and other receivables

Information on credit quality of trade and other receivables is on note 31.2.a.

Reconciliation of the expected credit loss provision recognized with regard to trade and other receivables

	2021	2020
	Figures in Rand thousands
Opening balance	(51,657)	(43,670)
Increase in allowance for expected credit losses	(90,654)	(63,623)
Reversal of allowance for expected credit losses	9,812	-
Amounts utilized	30,363	57,825
Translation differences	1,070	(2,189)
Closing balance	(101,066)	(51,657)

Reversal of allowance for expected credit losses has been disclosed separately in 2021. The disclosure was corrected prospectively as the impact to comparatives is not material.

The carrying amount of trade and other receivables and prepayments is denominated in the following currencies:

	2021	2020
	Figures in Rand thousands
Currencies
Rand	175,477	120,112
Singapore dollar	12,705	13,115
Mozambique metical	20,598	30,391
Euro	22,065	18,255
Nigerian naira	2,501	1,158
Kenyan shillings	6,475	7,177
Tanzanian shillings	157	12,419
Polish zloty	4,654	5,025
Thai baht	19,591	20,059
United Arab Emirates dirham	9,547	10,055
US dollar	38,595	2,378
Other	11,805	11,603
Total	324,170	251,747